Consolidated Statement of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Cash flows from (used in) operating activities
Net income	$ 20,538	$ 8,842
Adjustments to determine net cash flows from (used in) operating activities
Provision for (recovery of) credit losses	4,506	4,253
Depreciation	1,386	1,325
Amortization of other intangibles	780	702
Net securities loss/(gain)	1,951	358
Share of net income from investment in Schwab	(305)	(703)
Gain on sale of Schwab shares	(9,159)	(1,022)
Deferred taxes	(764)	(1,061)
Changes in operating assets and liabilities
Interest receivable and payable	(1,072)	1,133
Securities sold under repurchase agreements	19,250	35,046
Securities purchased under reverse repurchase agreements	(38,861)	(3,884)
Obligations related to securities sold short	4,280	(5,146)
Trading loans, securities, and other	(44,366)	(23,680)
Loans net of securitization and sales	(8,024)	(57,908)
Deposits	5,894	69,922
Derivatives	6,077	6,049
Non-trading financial assets at fair value through profit or loss	(1,526)	1,471
Financial assets and liabilities designated at fair value through profit or loss	(10,848)	15,185
Securitization liabilities	7,440	5,552
Current taxes	441	658
Amounts receivable and payable from brokers, dealers, and clients	(4,394)	4,027
Other, including unrealized foreign currency translation loss/(gain)	(22,870)	(6,182)
Net cash from (used in) operating activities	(69,646)	54,937
Cash flows from (used in) financing activities
Issuance of subordinated notes and debentures	2,283	3,324
Redemption or repurchase of subordinated notes and debentures	(3,175)	(1,544)
Common shares issued, net of issuance costs	150	100
Repurchase of common shares, including tax on net value of share repurchases	(6,206)	(3,997)
Preferred shares and other equity instruments issued, net of issuance costs	1,780	1,328
Redemption of preferred shares and other equity instruments	(1,050)	(1,300)
Sale of treasury shares and other equity instruments	14,692	11,948
Purchase of treasury shares and other equity instruments	(14,629)	(11,834)
Dividends paid on shares and distributions paid on other equity instruments	(7,663)	(7,160)
Repayment of lease liabilities	(1,683)	(678)
Net cash from (used in) financing activities	(15,501)	(9,813)
Cash flows from (used in) investing activities
Interest-bearing deposits with banks	61,591	(71,153)
Activities in financial assets at fair value through other comprehensive income
Purchases	(77,185)	(42,542)
Proceeds from maturities	33,481	18,825
Proceeds from sales	14,425	4,130
Activities in debt securities at amortized cost
Purchases	(53,435)	(11,306)
Proceeds from maturities	49,646	49,606
Proceeds from sales	39,026	5,772
Net purchases of land, buildings, equipment, other depreciable assets, and other intangibles	(2,145)	(2,177)
Net cash acquired from divestitures	20,784	3,423
Net cash from (used in) investing activities	86,188	(45,422)
Effect of exchange rate changes on cash and due from banks	34	14
Net increase (decrease) in cash and due from banks	1,075	(284)
Cash and due from banks at beginning of year	6,437	6,721
Cash and due from banks at end of year	7,512	6,437
Supplementary disclosure of cash flows from operating activities
Amount of income taxes paid (refunded) during the year	4,332	3,812
Amount of interest paid during the year	55,466	61,779
Amount of interest received during the year	84,808	91,013
Amount of dividends received during the year	$ 2,687	$ 2,694